Cash and cash equivalents (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Cash and cash equivalents	€ 10,836 [1]	€ 7,363	[1]	€ 5,674		€ 5,209
Short-term deposits, classified as cash equivalents	8,732	€ 5,591
Euro [Member]
Short-term deposits, classified as cash equivalents	€ 7,653
Avearge Maturity Period	29 days
Internal Rate Of Return	0.29%
US Dollars [Member]
Short-term deposits, classified as cash equivalents	€ 1,074
Avearge Maturity Period	12 days
Internal Rate Of Return	2.59%

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet